STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 24, 2024	Oct. 11, 2024	Apr. 17, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 3,341
Future compensation expense				$ 7,798	$ 13,368
Weighted average remaining term				9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value
Sale of Stock, Price Per Share				$ 17.50
Share based compensation, exercise price				$ 0	$ 46.50
Fair value of the options vested					$ 524,960
Fair value of the options granted					538,323
Fair value of the non vested options granted					$ 13,368
2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, granted	32,000
Share based compensation, description		Vesting terms of these options are as follows: (i)
2024 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, exercise price		$ 46.50
Common Class A [Member] | 2024 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, authorised	32,000
Share based compensation, granted		22,620
Fair value of the options vested		$ 538,323
Common Class A [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			1,437
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			$ 83.50